Revenues (Details) € in Thousands, SFr in Thousands, $ in Millions	1 Months Ended					3 Months Ended			12 Months Ended
	Apr. 30, 2017 CHF (SFr)	Jul. 31, 2016 CHF (SFr)	May 31, 2016 CHF (SFr)	Apr. 30, 2016 CHF (SFr)	Jun. 30, 2012 CHF (SFr) Program	Dec. 31, 2017 CHF (SFr)	Mar. 31, 2017 CHF (SFr)	Jun. 30, 2016 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr) Company	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	May 31, 2014 EUR (€)
Revenues [Abstract]
Contract revenue									SFr 20,255	SFr 23,214	SFr 39,090
Total revenue									20,255	23,214	39,090
Revenues [Abstract]
Current deferred income						SFr 355			355	521
Collaboration Agreement of 2016, Biogen [Member]
Revenues [Abstract]
Current deferred income						400			SFr 400	521
Grant from Michael J. Fox Foundation [Member]
Revenues [Abstract]
Term of grant									1 year
Grant revenue recognized									SFr 95
Anti-Abeta Antibody in AD [Member] | Collaboration Agreement of 2006, Genentech [Member]
Revenues [Abstract]
Cumulative payments received						70,100			SFr 70,100				$ 65
Period to provide notice of termination of agreement									3 months
Anti-Abeta Antibody in AD [Member] | Collaboration Agreement of 2006, Genentech [Member] | Top of Range [Member]
Revenues [Abstract]
Collaboration contract receivable | $													$ 340
Anti-tau Antibody in AD [Member] | Collaboration Agreement of 2012, Genentech [Member]
Revenues [Abstract]
Cumulative payments received						59,000			SFr 59,000
Milestone payment recognized								SFr 14,000
Milestone payment received		SFr 14,000				14,000					SFr 14,000
Number of additional indications | Program					2
Period to provide notice of termination of agreement									3 months
Anti-tau Antibody in AD [Member] | Collaboration Agreement of 2012, Genentech [Member] | Bottom of Range [Member]
Revenues [Abstract]
Collaboration contract receivable					SFr 400,000
Tau Vaccine in AD [Member] | Collaboration Agreement of 2014, Janssen Pharmaceuticals [Member]
Revenues [Abstract]
Cumulative payments received										SFr 1,500		SFr 25,900
Milestone payment received			SFr 4,900
Number of companies entered into joint research collaboration | Company												2
Period of joint research collaboration									3 years
Joint research collaboration, subsequently amended period									5 years
Revenue recognition deferral period									12 months
Period to provide notice of termination of agreement									90 days
Tau-PET Imaging Agent in AD [Member] | License and Collaboration Agreement of 2014, Piramal Imaging [Member]
Revenues [Abstract]
Collaboration contract receivable | €															€ 157,000
Cumulative payments received | €															€ 500
Milestone payment recognized							SFr 1,100
Milestone payment received						1,100
Revenue recognition deferral period									12 months
Collaboration contract receivable for clinical milestones | €														€ 6,000
Collaboration contract receivable for regulatory, commercialization and sales milestones | €														€ 150,000
Period to provide notice of termination of agreement									3 months
Alpha-synuclein and TDP-43 PET Tracer in AD [Member] | Collaboration Agreement of 2016, Biogen [Member]
Revenues [Abstract]
Revenue recognition amortization period									12 months
Cumulative payments recognized	SFr 3,400			SFr 500
Current deferred income						355			SFr 355
Recombinant Protein Therapeutic Candidate [Member] | Collaboration With Essex Bio-Technology Limited [Member]
Revenues [Abstract]
Cumulative payments recognized									SFr 78
Period for initial research plan									2 years
Recombinant Protein Therapeutic Candidate [Member] | Collaboration With Essex Bio-Technology Limited [Member] | Top of Range [Member]
Revenues [Abstract]
Collaboration contract receivable						SFr 750			SFr 750